1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

January 15, 2013	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 jskinner@kilpatricktownsend.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:       360 Funds (the “Trust”) (File No. 333-123290 and 811-21726)

Ladies and Gentlemen:

On behalf of the Trust, attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 16 (the “Amendment”) to the Trust’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing seven (7) new series of shares of the Trust, which are as follows:

Snow Capital Focused Value Fund;
Snow Capital Hedged Equity Fund;
Snow Capital Index Plus Fund;
Snow Capital Inflation Advantaged Equities Fund;
Snow Capital Dividend Plus Fund;
Snow Capital Mid Cap Value Fund; and
Stringer Growth Fund.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

cc:	Christopher Anci
Matthew S. Chambers, Esq.